Intangibles (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Intangibles [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
The gross carrying amount and accumulated amortization of the Company’s intangible assets consisted of the following as of June 30, 2021 and December 31, 2020:

Intangible assets:	June 30, 2021	December 31, 2020
In-place lease intangibles	$10,180,070	$11,635,323
Lease origination costs	3,997,823	3,946,636
Lease inducements	1,708,038	1,708,038
Above-market lease intangibles	5,753	5,753

Total intangible assets	15,891,684	17,295,750
Accumulated amortization:
In-place lease intangibles	(6,362,579)	(5,586,764)
Lease origination costs	(690,462)	(521,929)
Lease inducements	(406,900)	(280,128)
Above-market lease intangibles	(5,753)	(5,753)

Total accumulated amortization	(7,465,694)	(6,394,574)

Intangible assets, net	$8,425,990	$10,901,176

Intangible liabilities:
Below-market lease intangibles	$(100,466)	$(94,501)
Accumulated amortization	43,025	24,637

Intangible liabilities, net	$(57,441)	$(69,864)

The gross carrying amount and accumulated amortization of the Company’s intangible assets consisted of the following as of December 31, 2020 and 2019:

Intangible assets:	December 31, 2020	December 31, 2019
In-place lease intangibles	$11,635,323	$6,467,661
Lease origination costs	3,946,636	1,867,804
Lease inducements	1,708,038	1,291,027
Above-market lease intangibles	5,753	58,585

Total intangible assets	17,295,750	9,685,077
Accumulated amortization:
In-place lease intangibles	(5,586,764)	(2,015,770)
Lease origination costs	(521,929)	(131,353)
Lease inducements	(280,128)	(59,820)
Above-market lease intangibles	(5,753)	(24,647)

Total accumulated amortization	(6,394,574)	(2,231,590)

Intangible assets, net	$10,901,176	$7,453,487

Intangible liabilities:
Below-market lease intangibles	$(94,501)	$(71,598)
Accumulated amortization	24,637	14,439

Intangible liabilities, net	$(69,864)	$(57,159)

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The following table details the Company’s future amortization of intangible assets:

Amortization
For the remainder of 2021	$1,190,543
2022	2,135,090
2023	1,691,718
2024	1,244,582
2025	1,023,872
Thereafter	1,140,185

Total	$8,425,990

The following table details the Company’s future amortization of intangible assets:

For the year ended:	Amortization
2021	$3,716,018
2022	2,116,706
2023	1,673,913
2024	1,228,606
2025	1,011,148
Thereafter	1,154,785

Total	$10,901,176